Quarterly Holdings Report
for
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2022
SIL-NPRT3-0123
1.912843.112
Common Stocks - 25.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	458,732	15,775,127
Deutsche Telekom AG	1,164,381	23,686,713
Elisa Corp. (A Shares)	339,852	17,678,157
HKT Trust/HKT Ltd. unit	11,038,000	13,458,875
		70,598,872
Entertainment - 0.2%
Capcom Co. Ltd.	490,800	14,955,449
Sea Ltd. ADR (b)	156,050	9,108,639
Universal Music Group NV	839,286	19,958,874
		44,022,962
Interactive Media & Services - 0.0%
Z Holdings Corp.	1,688,900	4,647,763
Media - 0.2%
Publicis Groupe SA	164,003	10,794,091
Vivendi SA (c)	1,115,100	10,036,395
WPP PLC	988,072	10,384,319
		31,214,805
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp.	682,600	29,910,523
TOTAL COMMUNICATION SERVICES		180,394,925
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.2%
DENSO Corp.	628,800	34,697,471
Automobiles - 1.0%
Ferrari NV (Italy)	54,541	12,173,655
Isuzu Motors Ltd.	1,810,500	23,723,099
Mercedes-Benz Group AG (Germany)	342,207	23,250,651
Suzuki Motor Corp.	774,400	27,935,676
Toyota Motor Corp.	7,100,900	104,537,389
		191,620,470
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	1,155,699	26,347,555
Flight Centre Travel Group Ltd. (b)	642,205	7,114,946
Flutter Entertainment PLC (Ireland) (b)	42,967	6,454,661
InterContinental Hotel Group PLC	103,056	5,998,189
		45,915,351
Household Durables - 0.1%
Barratt Developments PLC	1,495,192	7,230,411
Sony Group Corp.	274,300	22,723,060
		29,953,471
Internet & Direct Marketing Retail - 0.1%
Prosus NV	147,569	9,656,734
ZOZO, Inc.	212,200	5,357,337
		15,014,071
Multiline Retail - 0.1%
B&M European Value Retail SA	1,302,012	6,450,236
Pan Pacific International Holdings Ltd.	336,100	5,868,287
		12,318,523
Specialty Retail - 0.1%
Fast Retailing Co. Ltd.	14,100	8,384,418
Industria de Diseno Textil SA	331,491	8,653,178
WH Smith PLC	100,882	1,722,432
		18,760,028
Textiles, Apparel & Luxury Goods - 0.5%
Compagnie Financiere Richemont SA Series A	195,268	25,886,289
Hermes International SCA	9,464	15,381,637
LVMH Moet Hennessy Louis Vuitton SE	87,290	67,739,554
		109,007,480
TOTAL CONSUMER DISCRETIONARY		457,286,865
CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	307,496	18,134,693
Coca-Cola HBC AG	456,365	11,163,099
Diageo PLC	978,762	45,201,185
Heineken NV (Bearer)	81,824	7,578,037
Pernod Ricard SA	147,480	29,257,942
		111,334,956
Food & Staples Retailing - 0.1%
Seven & i Holdings Co. Ltd.	367,800	14,965,433
Food Products - 0.6%
Nestle SA (Reg. S)	822,548	97,902,627
Tate & Lyle PLC	2,065,085	18,343,199
		116,245,826
Household Products - 0.2%
Reckitt Benckiser Group PLC	501,409	35,982,868
Personal Products - 0.2%
Shiseido Co. Ltd.	387,400	16,545,844
Unilever PLC	443,271	22,164,057
		38,709,901
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	548,375	22,484,472
Imperial Brands PLC	547,601	14,084,881
		36,569,353
TOTAL CONSUMER STAPLES		353,808,337
ENERGY - 2.0%
Energy Equipment & Services - 0.1%
John Wood Group PLC (b)	6,580,533	10,373,995
Tenaris SA	1,061,748	18,431,229
		28,805,224
Oil, Gas & Consumable Fuels - 1.9%
BP PLC	5,850,107	34,935,281
Equinor ASA	1,025,893	39,507,964
Harbour Energy PLC	1,592,734	6,115,621
Idemitsu Kosan Co. Ltd.	293,900	6,901,840
INPEX Corp.	1,917,400	21,129,034
Reliance Industries Ltd. sponsored GDR (a)(c)	193,300	12,863,632
Santos Ltd.	3,368,890	16,804,508
Shell PLC:
ADR	1,040,500	60,838,035
(London)	281,821	8,247,715
rights (b)(d)	281,821	72,495
Thungela Resources Ltd. (c)	84,400	1,575,453
TotalEnergies SE	1,823,674	113,979,800
Woodside Energy Group Ltd.	2,137,516	53,982,004
		376,953,382
TOTAL ENERGY		405,758,606
FINANCIALS - 5.9%
Banks - 2.9%
Banco Santander SA (Spain)	14,547,848	43,408,402
Bank of Ireland Group PLC	2,771,923	22,984,908
BNP Paribas SA	1,020,840	57,363,043
CaixaBank SA	7,660,177	28,479,157
Commonwealth Bank of Australia	400,065	29,483,677
DBS Group Holdings Ltd.	814,300	21,235,928
Erste Group Bank AG	214,800	6,725,688
FinecoBank SpA	846,314	13,745,585
HSBC Holdings PLC (United Kingdom)	2,743,614	16,809,418
ING Groep NV (Certificaten Van Aandelen)	1,573,291	19,079,025
KBC Group NV	611,977	33,899,669
Lloyds Banking Group PLC	45,639,729	26,042,658
Mediobanca SpA	1,282,100	12,390,036
Mitsubishi UFJ Financial Group, Inc.	4,393,100	23,957,966
National Australia Bank Ltd.	839,281	18,064,638
NatWest Group PLC	3,895,269	12,388,166
Nordea Bank ABP	2,602,252	27,347,094
PT Bank Rakyat Indonesia (Persero) Tbk	23,702,600	7,540,103
Societe Generale Series A	193,777	4,877,181
Standard Chartered PLC (United Kingdom)	4,455,909	33,192,235
Sumitomo Mitsui Financial Group, Inc.	1,465,700	49,746,949
Unicaja Banco SA (a)	2,989,700	3,090,939
United Overseas Bank Ltd.	2,747,003	63,338,966
		575,191,431
Capital Markets - 0.6%
Deutsche Borse AG	55,193	10,143,063
Hong Kong Exchanges and Clearing Ltd.	256,800	10,209,730
Macquarie Group Ltd.	428,294	52,672,252
Nordnet AB	567,165	7,849,447
UBS Group AG	1,175,408	21,689,438
UBS Group AG (c)	1,619,000	29,854,360
		132,418,290
Diversified Financial Services - 0.4%
Investor AB (B Shares)	2,271,612	42,276,665
ORIX Corp.	1,970,100	31,919,888
		74,196,553
Insurance - 2.0%
AIA Group Ltd.	4,964,800	50,415,604
Aviva PLC	3,155,466	17,037,197
AXA SA	2,084,274	58,919,430
Beazley PLC	1,111,000	8,772,498
Hannover Reuck SE	104,500	19,837,212
Hiscox Ltd.	791,564	9,656,246
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	131,761	41,617,549
NN Group NV	608,422	26,001,801
Prudential PLC	1,630,694	19,397,092
Sampo Oyj (A Shares)	416,700	21,103,025
Steadfast Group Ltd.	3,495,427	12,678,579
Swiss Life Holding AG	21,000	11,226,266
Talanx AG	163,224	7,256,545
Tokio Marine Holdings, Inc.	1,571,300	32,413,996
Zurich Insurance Group Ltd.	126,538	60,793,542
		397,126,582
TOTAL FINANCIALS		1,178,932,856
HEALTH CARE - 2.8%
Biotechnology - 0.1%
Argenx SE (b)	55,821	22,592,681
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	101,851	19,019,274
Hoya Corp.	442,500	45,789,959
Olympus Corp.	1,338,300	27,647,681
Siemens Healthineers AG (a)	224,641	11,973,057
		104,429,971
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	168,848	11,720,717
Sartorius Stedim Biotech	27,402	9,352,391
		21,073,108
Pharmaceuticals - 2.0%
AstraZeneca PLC (United Kingdom)	742,198	100,449,563
Bayer AG	324,300	18,821,368
Daiichi Sankyo Kabushiki Kaisha	984,100	32,593,945
Euroapi SASU (b)	17,269	308,274
Merck KGaA	111,874	20,497,004
Novartis AG	90,290	8,031,707
Roche Holding AG (participation certificate)	304,144	99,340,697
Sanofi SA	979,771	88,502,039
UCB SA	411,891	33,246,417
		401,791,014
TOTAL HEALTH CARE		549,886,774
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.6%
Airbus Group NV	263,251	30,220,040
BAE Systems PLC	5,035,821	49,873,424
Dassault Aviation SA	84,294	13,399,155
Rheinmetall AG	180,316	36,852,101
		130,344,720
Air Freight & Logistics - 0.5%
Deutsche Post AG	1,506,984	60,201,379
DSV A/S	193,163	30,904,787
		91,106,166
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (b)	131,000	9,915,390
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	395,688	9,072,885
Kingspan Group PLC (Ireland)	153,194	8,696,197
Nibe Industrier AB (B Shares)	810,942	7,656,079
		25,425,161
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	2,597,011	17,108,470
Construction & Engineering - 0.2%
Ferrovial SA	525,066	14,120,234
VINCI SA	308,138	31,111,401
		45,231,635
Industrial Conglomerates - 0.8%
Hitachi Ltd.	1,640,100	87,711,670
Siemens AG	501,049	69,487,901
		157,199,571
Machinery - 0.5%
Indutrade AB	455,961	9,821,435
Kawasaki Heavy Industries Ltd.	579,100	12,409,736
Minebea Mitsumi, Inc.	1,576,300	26,172,036
Misumi Group, Inc.	474,400	11,792,368
Sandvik AB	984,809	18,092,624
SMC Corp.	17,600	8,031,071
Techtronic Industries Co. Ltd.	721,000	8,789,106
		95,108,376
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	6,061	13,139,990
Professional Services - 0.4%
Experian PLC	224,554	7,945,001
Persol Holdings Co. Ltd.	657,900	15,293,020
Recruit Holdings Co. Ltd.	540,200	17,478,314
RELX PLC (London Stock Exchange)	498,797	13,986,738
Teleperformance	67,590	15,429,562
Wolters Kluwer NV	63,324	6,978,966
		77,111,601
Trading Companies & Distributors - 0.5%
Brenntag SE	156,173	9,929,626
Bunzl PLC	587,960	21,744,525
Ferguson PLC	41,300	4,682,221
IMCD NV	84,866	12,552,044
Itochu Corp.	1,258,700	39,532,095
RS GROUP PLC	413,213	4,595,564
		93,036,075
TOTAL INDUSTRIALS		754,727,155
INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 0.2%
Azbil Corp.	210,900	6,490,241
Ibiden Co. Ltd.	143,800	5,901,100
Keyence Corp.	44,600	18,871,686
Murata Manufacturing Co. Ltd.	154,200	8,458,377
		39,721,404
IT Services - 0.8%
Adyen BV (a)(b)	11,512	18,135,070
ALTEN	39,600	5,004,847
Amadeus IT Holding SA Class A (b)	277,666	15,012,710
Capgemini SA	139,488	25,219,078
Edenred SA	181,303	9,960,604
Fujitsu Ltd.	211,000	28,631,496
Net One Systems Co. Ltd.	279,100	7,011,491
TIS, Inc.	602,300	17,229,364
Wix.com Ltd. (b)	166,950	15,107,306
Worldline SA (a)(b)	242,383	11,481,978
		152,793,944
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV (Netherlands)	78,988	48,223,766
Infineon Technologies AG	220,219	7,397,255
Renesas Electronics Corp. (b)	3,717,500	36,460,151
Sumco Corp.	1,348,500	20,175,618
		112,256,790
Software - 0.0%
NICE Ltd. (b)	54,431	10,322,075
Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp.	786,400	42,302,176
Samsung Electronics Co. Ltd.	153,650	7,464,907
		49,767,083
TOTAL INFORMATION TECHNOLOGY		364,861,296
MATERIALS - 2.3%
Chemicals - 0.7%
Air Liquide SA	214,326	31,203,960
HEXPOL AB (B Shares)	770,207	8,412,941
Linde PLC	62,400	21,016,664
Nutrien Ltd.	136,100	10,938,387
Shin-Etsu Chemical Co. Ltd.	435,100	56,304,222
Sika AG	62,094	15,868,787
		143,744,961
Construction Materials - 0.2%
CRH PLC	1,096,098	44,064,795
Metals & Mining - 1.3%
Alleima AB (b)	67,120	263,008
Anglo American PLC (United Kingdom)	867,985	36,086,578
ArcelorMittal SA (Netherlands)	338,891	9,292,091
BHP Group Ltd.	1,956,615	60,763,397
Dowa Holdings Co. Ltd.	192,300	6,387,514
Fortescue Metals Group Ltd.	590,295	7,856,637
Glencore PLC	12,292,795	83,887,452
Lynas Rare Earths Ltd. (b)	4,583,127	27,187,236
Newcrest Mining Ltd.	1,377,324	18,755,326
South32 Ltd.	3,024,637	8,401,029
		258,880,268
Paper & Forest Products - 0.1%
UPM-Kymmene Corp.	392,812	14,420,674
TOTAL MATERIALS		461,110,698
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Link (REIT)	2,167,200	14,639,002
National Storage REIT unit	9,895,142	16,289,291
Warehouses de Pauw	359,581	9,608,072
		40,536,365
Real Estate Management & Development - 0.4%
Kerry Properties Ltd.	4,045,500	7,733,770
Mitsubishi Estate Co. Ltd.	2,113,700	29,846,634
Mitsui Fudosan Co. Ltd.	349,900	7,093,553
Sino Land Ltd.	8,202,000	10,258,258
Vonovia SE	645,128	16,024,284
		70,956,499
TOTAL REAL ESTATE		111,492,864
UTILITIES - 0.8%
Electric Utilities - 0.4%
Enel SpA	2,997,900	16,173,028
Iberdrola SA	2,311,745	26,116,765
Kansai Electric Power Co., Inc.	1,482,700	12,585,148
ORSTED A/S (a)	357,218	31,278,151
		86,153,092
Independent Power and Renewable Electricity Producers - 0.3%
RWE AG	1,061,667	46,735,634
Multi-Utilities - 0.1%
Veolia Environnement SA	573,180	14,834,969
TOTAL UTILITIES		147,723,695
TOTAL COMMON STOCKS (Cost $4,944,436,385)		4,965,984,071

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	231,600	14,236,151
Volkswagen AG	98,077	14,487,026
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $37,652,741)		28,723,177

Equity Funds - 72.9%
	Shares	Value ($)
Foreign Large Blend Funds - 6.7%
Fidelity Pacific Basin Fund (e)	4,884,671	149,666,314
Fidelity SAI International Index Fund (e)	694,825	8,594,989
Fidelity SAI International Low Volatility Index Fund (e)	116,704,225	1,169,376,332
TOTAL FOREIGN LARGE BLEND FUNDS		1,327,637,635
Foreign Large Growth Funds - 40.8%
Fidelity Advisor International Discovery Fund Class Z (e)	51,384,784	2,108,831,546
Fidelity Diversified International Fund (e)	46,967,098	1,794,143,134
Fidelity International Capital Appreciation Fund (e)	71,635,452	1,580,994,417
Fidelity Overseas Fund (e)	42,754,791	2,245,481,634
Fidelity SAI International Momentum Index Fund (e)	23,742,700	276,365,032
Fidelity SAI International Quality Index Fund (e)	8,945,682	101,444,029
TOTAL FOREIGN LARGE GROWTH FUNDS		8,107,259,792
Foreign Large Value Funds - 19.2%
Fidelity SAI International Value Index Fund (e)	435,389,300	3,814,010,268
Foreign Small Mid Blend Funds - 2.5%
Fidelity SAI International Small Cap Index Fund (e)	63,801,004	499,561,864
Foreign Small Mid Growth Funds - 0.6%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (e)	5,472,738	106,827,852
Sector Funds - 0.4%
Fidelity Advisor International Real Estate Fund Class Z (e)	8,650,397	86,936,494
Other - 2.7%
Fidelity Advisor Japan Fund Class Z (e)	25,843,030	387,128,594
Fidelity Japan Smaller Companies Fund (e)	2,972,180	41,164,688
Fidelity SAI Japan Stock Index Fund (e)	13,110,014	111,435,123
TOTAL OTHER		539,728,405
TOTAL EQUITY FUNDS (Cost $14,831,968,062)		14,481,962,310

Other - 0.1%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (e) (Cost $11,311,621)	1,294,903	13,363,396

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.88% to 3.18% 12/1/22 to 12/15/22 (g) (Cost $17,701,515)	17,710,000	17,700,216

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (h)	92,833,828	92,852,395
Fidelity Securities Lending Cash Central Fund 3.86% (h)(i)	19,209,637	19,211,558
State Street Institutional U.S. Government Money Market Fund Premier Class 3.66% (j)	220,832,678	220,832,678
TOTAL MONEY MARKET FUNDS (Cost $332,896,631)		332,896,631

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $20,175,966,955)	19,840,629,801
NET OTHER ASSETS (LIABILITIES) - 0.1%	12,426,935
NET ASSETS - 100.0%	19,853,056,736

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Dec 2022	35,468,750	1,280,235	1,280,235
ICE E-mini MSCI EAFE Index Contracts (United States)	1,959	Dec 2022	193,921,410	8,196,241	8,196,241

TOTAL FUTURES CONTRACTS					9,476,476
The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,597,954 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,817,789.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	69,827,988	523,704,554	500,680,147	1,125,987	-	-	92,852,395	0.2%
Fidelity Securities Lending Cash Central Fund 3.86%	26,204,871	630,991,594	637,984,907	1,049,052	-	-	19,211,558	0.1%
Total	96,032,859	1,154,696,148	1,138,665,054	2,175,039	-	-	112,063,953

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	2,384,485,835	-	11,999,999	-	(4,667,342)	(258,986,948)	2,108,831,546
Fidelity Advisor International Real Estate Fund Class Z	109,352,502	3,860,487	1,000,000	3,860,487	(503,568)	(24,772,927)	86,936,494
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	100,692,930	17,815,027	-	-	-	(11,680,105)	106,827,852
Fidelity Advisor Japan Fund Class Z	426,151,570	-	-	-	-	(39,022,976)	387,128,594
Fidelity Diversified International Fund	2,014,096,859	-	14,000,000	-	(4,848,894)	(201,104,831)	1,794,143,134
Fidelity International Capital Appreciation Fund	1,739,292,927	-	7,000,000	-	(3,075,596)	(148,222,914)	1,580,994,417
Fidelity Japan Smaller Companies Fund	44,077,424	-	-	-	-	(2,912,736)	41,164,688
Fidelity Overseas Fund	2,516,726,904	-	12,000,000	-	(5,047,729)	(254,197,541)	2,245,481,634
Fidelity Pacific Basin Fund	171,989,260	-	-	-	-	(22,322,946)	149,666,314
Fidelity SAI Inflation-Focused Fund	13,476,115	1,288,917	-	1,288,918	-	(1,401,636)	13,363,396
Fidelity SAI International Index Fund	1,344,983,583	-	1,183,197,059	-	(160,486,923)	7,295,388	8,594,989
Fidelity SAI International Low Volatility Index Fund	1,286,213,686	-	8,000,000	-	(1,668,551)	(107,168,803)	1,169,376,332
Fidelity SAI International Momentum Index Fund	304,885,776	-	2,000,001	-	(686,792)	(25,833,951)	276,365,032
Fidelity SAI International Quality Index Fund	110,258,936	-	2,000,001	-	(570,866)	(6,244,040)	101,444,029
Fidelity SAI International Small Cap Index Fund	572,933,019	-	-	-	-	(73,371,155)	499,561,864
Fidelity SAI International Value Index Fund	4,068,504,316	-	27,999,999	-	(6,475,537)	(220,018,512)	3,814,010,268
Fidelity SAI Japan Stock Index Fund	168,885,685	-	38,000,000	-	(11,958,523)	(7,492,039)	111,435,123
	17,377,007,327	22,964,431	1,307,197,059	5,149,405	(199,990,321)	(1,397,458,672)	14,495,325,706

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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